Shareholder Fees {- FundsManager 70% Portfolio}	May 27, 2022 USD ($)
02.28 VIP FundsManager Funds Investor Combo PRO-13 | FundsManager 70% Portfolio
Shareholder Fees:
(fees paid directly from your investment)